Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Perpetual Americas Funds Trust
Entity Central Index Key	0001830437
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000231392 [Member]
Shareholder Report [Line Items]
Fund Name	TSW Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	TSWMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TSW Emerging Markets Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Emerging Markets Fund (Institutional Shares)	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 7,929,501
Holdings Count | Holding	64
Investment Company Portfolio Turnover	19.20%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,929,501
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	19.20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	4.6%
Naspers Ltd. - Class N	3.4%
ICICI Bank Ltd. - ADR	3.3%
Samsung Electronics Co. Ltd.	3.2%
NetEase, Inc.	3.2%
HDFC Bank Ltd.	2.1%
AIA Group Ltd.	2.1%
Fairfax India Holdings Corp.	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	4.6%
Naspers Ltd. - Class N	3.4%
ICICI Bank Ltd. - ADR	3.3%
Samsung Electronics Co. Ltd.	3.2%
NetEase, Inc.	3.2%
HDFC Bank Ltd.	2.1%
AIA Group Ltd.	2.1%
Fairfax India Holdings Corp.	2.0%

C000231395 [Member]
Shareholder Report [Line Items]
Fund Name	TSW High Yield Bond Fund
Class Name	Institutional Shares
Trading Symbol	TSWHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TSW High Yield Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW High Yield Bond Fund (Institutional Shares)	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 9,543,942
Holdings Count | Holding	63
Investment Company Portfolio Turnover	25.01%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,543,942
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	25.01%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32	3.2%
Bath & Body Works, Inc., 6.88%, 11/01/35	3.2%
Gen Digital, Inc., 6.25%, 04/01/33	2.6%
Markel Group, Inc., 6.00%, 06/01/25	2.6%
Iron Mountain, Inc., 6.25%, 01/15/33	2.6%
StoneX Group, Inc., 7.88%, 03/01/31	2.5%
JB Poindexter & Co., Inc., 8.75%, 12/15/31	2.1%
Burford Capital Global Finance LLC, 6.25%, 04/15/28	2.1%
Installed Building Products, Inc., 5.75%, 02/01/28	2.1%
Post Holdings, Inc., 6.38%, 03/01/33	2.1%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32	3.2%
Bath & Body Works, Inc., 6.88%, 11/01/35	3.2%
Gen Digital, Inc., 6.25%, 04/01/33	2.6%
Markel Group, Inc., 6.00%, 06/01/25	2.6%
Iron Mountain, Inc., 6.25%, 01/15/33	2.6%
StoneX Group, Inc., 7.88%, 03/01/31	2.5%
JB Poindexter & Co., Inc., 8.75%, 12/15/31	2.1%
Burford Capital Global Finance LLC, 6.25%, 04/15/28	2.1%
Installed Building Products, Inc., 5.75%, 02/01/28	2.1%
Post Holdings, Inc., 6.38%, 03/01/33	2.1%

C000231400 [Member]
Shareholder Report [Line Items]
Fund Name	TSW Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	TSWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TSW Large Cap Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Large Cap Value Fund (Institutional Shares)	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Material Change Date	Feb. 01, 2025
Net Assets	$ 37,758,677
Holdings Count | Holding	41
Investment Company Portfolio Turnover	26.80%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$37,758,677
Total number of portfolio holdings	41
Portfolio turnover rate as of the end of the reporting period	26.80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Anheuser-Busch InBev S.A./N.V. - ADR	4.7%
Kraft Heinz (The) Co.	4.4%
Dominion Energy, Inc.	4.3%
CVS Health Corp.	3.4%
Hess Corp.	3.4%
Liberty Broadband Corp. - Class C	3.4%
McKesson Corp.	3.2%
Bayer A.G. - ADR	3.2%
Evergy, Inc.	2.9%
Kinder Morgan, Inc.	2.8%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Anheuser-Busch InBev S.A./N.V. - ADR	4.7%
Kraft Heinz (The) Co.	4.4%
Dominion Energy, Inc.	4.3%
CVS Health Corp.	3.4%
Hess Corp.	3.4%
Liberty Broadband Corp. - Class C	3.4%
McKesson Corp.	3.2%
Bayer A.G. - ADR	3.2%
Evergy, Inc.	2.9%
Kinder Morgan, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the TSW Large Cap Value Fund modified its investment policy as follows:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value companies” with large market capitalizations.
A more detailed explanation of how the Fund defines “value companies” and “large market capitalizations” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
C000249810 [Member]
Shareholder Report [Line Items]
Fund Name	TSW Core Plus Bond Fund
Class Name	Institutional Shares
Trading Symbol	TSWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TSW Core Plus Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Core Plus Bond Fund (Institutional Shares)	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 67,427,776
Holdings Count | Holding	121
Investment Company Portfolio Turnover	13.60%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,427,776
Total number of portfolio holdings	121
Portfolio turnover rate as of the end of the reporting period	13.60%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
U.S. Treasury Notes, 3.88%, 08/15/34	4.7%
Fannie Mae Pool #MA5313, 5.50%, 03/01/44	4.3%
U.S. Treasury Bonds, 4.13%, 08/15/44	3.3%
U.S. Treasury Notes, 4.13%, 11/15/32	3.1%
Fannie Mae Pool #MA5498, 6.00%, 10/01/54	3.0%
U.S. Treasury Notes, 4.00%, 01/15/27	2.5%
U.S. Treasury Notes, 4.13%, 10/31/31	2.4%
Freddie Mac Pool #SD8233, 5.00%, 07/01/52	2.3%
U.S. Treasury Notes, 3.50%, 09/30/26	2.2%
U.S. Treasury Bonds, 4.25%, 08/15/54	2.1%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
U.S. Treasury Notes, 3.88%, 08/15/34	4.7%
Fannie Mae Pool #MA5313, 5.50%, 03/01/44	4.3%
U.S. Treasury Bonds, 4.13%, 08/15/44	3.3%
U.S. Treasury Notes, 4.13%, 11/15/32	3.1%
Fannie Mae Pool #MA5498, 6.00%, 10/01/54	3.0%
U.S. Treasury Notes, 4.00%, 01/15/27	2.5%
U.S. Treasury Notes, 4.13%, 10/31/31	2.4%
Freddie Mac Pool #SD8233, 5.00%, 07/01/52	2.3%
U.S. Treasury Notes, 3.50%, 09/30/26	2.2%
U.S. Treasury Bonds, 4.25%, 08/15/54	2.1%